Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash at bank	¥ 22,086,187	¥ 29,903,846
Restricted cash	19,035,154	14,132,034
Financial assets held under resale agreements	1,577,029	657,033
Financial assets at fair value through profit or loss	34,666,573	20,355,814
Financial assets at fair value through other comprehensive income	6,182,229	1,156,095
Financial assets at amortized cost	0	1,499,000
Accounts and other receivables and contract assets	4,240,132	6,216,650
Loans to customers	102,290,974	111,508,669
Deferred tax assets	6,978,651	6,773,586
Property and equipment	54,137	64,075
Intangible assets	911,603	956,077
Right-of-use assets	265,523	306,599
Goodwill	9,169,031	9,175,539
Other assets	657,424	831,626
Total assets	208,114,647	203,536,643
LIABILITIES
Payable to platform investors	667,794	721,558
Borrowings	63,535,913	51,114,575
Customer deposits	9,456,934	3,933,750
Current income tax liabilities	396,643	782,352
Accounts and other payables and contract liabilities	7,557,062	7,492,550
Payable to investors of consolidated structured entities	28,921,222	42,795,624
Financing guarantee liabilities	5,647,343	4,217,979
Deferred tax liabilities	297,931	333,560
Lease liabilities	259,764	302,867
Convertible promissory notes payable	6,503,803	6,174,050
Financial assets sold under repurchase agreements	1,662,008	782,459
Other liabilities	1,167,155	1,287,562
Total liabilities	126,073,572	119,938,886
EQUITY
Share capital	117	117
Share premium	27,027,931	27,027,846
Treasury shares	(5,642,768)	(5,642,768)
Other reserves	1,746,502	1,591,448
Retained earnings	56,698,381	58,796,059
Total equity attributable to owners of the Company	79,830,163	81,772,702
Non-controlling interests	2,210,912	1,825,055
Total equity	82,041,075	83,597,757
Total liabilities and equity	¥ 208,114,647	¥ 203,536,643